Financial Instruments - Summary of Consolidated Financial Ratios (Detail)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	2.73%	4.07%	4.17%
Coverage Ratio	5.99%	3.82%	3.86%
Less than or Equal to 3.75 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	3.75%
Less than or Equal to 6.25 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio		6.25%
Less than or Equal to 5.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio			5.25%
Greater than or Equal to 2.75 [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio	2.75%
Greater than or Equal to 1.75 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio		1.75%
Greater than or Equal to 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio			2.50%